RETIREMENT PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLAN

NOTE 9 – RETIREMENT PLAN

The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. A contribution of $5,000 was charged to expense and accrued for the three months ending March 31, 2016 to all eligible non-executive participants. There were no contributions charged to expense in 2015.

NOTE 10 – RETIREMENT PLAN The Company established a 401(k) retirement plan covering all eligible employees beginning November 15, 2013. There were no contributions charged to expense in 2015 and 2014.